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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):
    is a restatement.                       [   ]
    adds new holdings entries.              [   ]

Institutional Investment Manager Filing this Report:

Name:    Arthur D. Charpentier
Address: 660 White Plains Road
         Suite 400
         Tarrytown, New York  10591


Form 13F File Number: 28-6794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arthur D. Charpentier
Title:
Phone:   (914) 332-5063

Signature, Place, and Date of Signing:

  /s/ Arthur D. Charpentier  Tarrytown, New York   8/10/00
  _________________________  ____________________  _______________
    [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-






































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     $125,806
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name




























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
                                                            FORM 13F
                                                      Arthur D. Charpentier
                                               ITEM 4:                                   ITEM 7:              ITEM 8:
                      ITEM 2:       ITEM 3:    FAIR           ITEM 5:      ITEM 6:       MANAGERS
ITEM 1:               TITLE         CUSIP      MARKET         SHRS OR      INVESTMENT    See          VOTING AUTHORITY (shares)
NAME OF ISSUER        OF CLASS      NUMBER     VALUE          PRN AMT      DISCRETION    INSTR. V     SOLE   SHARED  NONE
-------------------   ---------     ---------  ------------   -----------  ----  ----    --------     ----   ------  -----

Item 1:             Item 2:         Item 3:    Item 4:      Item 5:        Item 6:       Item 7:   (a)         (b)     (c)
Name of Issuer      Title of Class  CUSIP      Fair Mkt     Shares or      Investmemt    Managers  Sole        Shared  None
                                               Value        Principal Amt  Discretion
"C.H. Robinson
  Worldwide, Inc.   Common         12541W100    6,732,000     136,000       sole                    136,000

Capital One
  Finiancial Corp.  Common         14040H105   35,191,275     788,600       sole                    788,600

Conseco Inc.        Common         550819106    6,745,645     691,861       sole                    691,861

Delphi Automotive
   Systems          Common         247126105      728,125      50,000       sole                     50,000

Equifax Inc.        Common         294429105   10,832,063     412,650       sole                    412,650

Gulf Canada
  Resources         Common         40218L305    5,775,000   1,200,000       sole                  1,200,000

Hub Group Inc. CL-A Common         443320106    3,211,563     215,000       sole                    215,000

IndyMac Mortgage
   Holdings Inc.    Common         44977L100   10,266,813     757,000       sole                    757,000

Lydall Inc.         Common         550819106      341,063      32,100       sole                     32,100

National Data Corp. Common         635621105   11,787,500     512,500       sole                    512,500

Ocean Energy Inc.   Common         67481E106      567,500      40,000       sole                     40,000

Schawk Inc.         Common         806373106    7,076,766     754,855       sole                    754,855

Charles Schwab
  Corp.             Common         808513105   26,551,040     789,622       sole                    789,622

COLUMN TOTAL                                  125,806,353





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